Accounts payable and accrued expenses:	12 Months Ended
Dec. 31, 2017
Trade and other payables [abstract]
Disclosure of trade and other payables [text block]
Note 10 - Accounts payable and accrued expenses:

At December 31, 2016 and 2017, the balances are as follows:

	December 31,

	2016		2017

Suppliers	Ps	11,401	Ps	428,881
Taxes payable		116,643		157,387
Use rights of assets under concession		109,437		127,076
Accounts payable to related parties (Note 15.1)		71,725		87,951
Salaries payable		71,022		111,984
Sundry creditors for services provided		94,349		583,059
Interest payable of the Bank Loans (Note 12)				340,288
Accounts payable to contractors		657		265,236

Total	Ps	475,234	Ps	2,101,862

Due to the fact that these accounts mature at a term of under one year, their fair value is considered to approximate their book value.